LEASES	12 Months Ended
Dec. 31, 2023
LEASES
LEASES

NOTE 9 - LEASES:

Amounts recognized in the consolidated statements of financial position:

	December 31,
	2023	2022

	U.S dollars in thousands
Right-of-use assets:
Properties	773	5,630
Vehicles	216	1,062
	989	6,692
Lease liabilities:
Current	718	1,032
Non-current	455	6,443
	1,173	7,475

Additions to the right-of-use assets and lease liabilities during the years ended 2023 and 2022 were $0.3 million and $5.6 million respectively. Decrease in lease liability during the year ended December 31, 2023, and 2022 were $5.4 million and $0.6 million respectively (with corresponding decrease in right of use asset in an amount of $4.7 million and $0.5 million respectively) resulting from early termination of lease.

In June 2023, the company terminated an operating lease agreement in the U.S that was signed in March 2022 resulting in the recognition of $0.7 million as a gain in the Company’s consolidated statement of comprehensive income (loss). The early termination, which took place as part of cost reduction measures, occurred due to a decrease in the number of employees, significantly reducing the Company's need for the office lease.

Amounts recognized in the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2023	2022
Depreciation charge of right-of-use assets
Properties	798	924
Vehicles	478	945
	1,276	1,869
Interest expense	367	430
Foreign exchange differences	3	(140)

Expenses relating to short-term leases and leases of low-value assets are immaterial.

The total cash outflow for leases in 2023 and 2022 was $1.5 million and $2 million respectively.